Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Common Stock [Member]		Treasury Stock, Common [Member]		Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022			[1]		[1]	$ 15	[1]			$ 163,738	$ 6,656	$ (246,051)	$ 7,063	$ 84,707	$ 16,128
Balance, shares at Dec. 31, 2022	[1]					4,226
Balance, shares at Dec. 31, 2022	[1]
Impact from adoption of ASU 2016-13			[1]		[1]		[1]					(73)			(73)
Effect of reverse recapitalization, net of costs			[1]		[1]	$ 1	[1]			70					71
Effect of reverse recapitalization net of costs, shares	[1]					158
Conversion of rights to ordinary shares upon the reverse recapitalization			[1]		[1]		[1]
Conversion of rights to ordinary shares upon the reverse recapitalization, shares	[1]					50
Treasury share purchase			[1]		[1]		[1]	$ (500)							(500)
Treasury Stock purchase, shares	[1]							(2)
Shares issued to JWAC officers and directors			[1]		[1]		[1]			3,021					3,021
Shares issued to JWAC officers and directors, shares	[1]					8
Shares issued to Greentree			[1]		[1]		[1]			1,000					1,000
Shares issued to Greentree, shares	[1]					6
Issuance of ordinary shares			[1]		[1]		[1]			200					200
Issuance of ordinary shares, shares	[1]					1
Exercises of warrants			[1]		[1]		[1]			1,100					1,100
Exercise of warrants, shares	[1]					15
Foreign currency translation adjustment			[1]		[1]		[1]						(233)	129	(104)
Changes in post-employment and termination benefits			[1]		[1]		[1]						(730)	(486)	(1,216)
Net loss			[1]		[1]		[1]					(68,111)		(30,390)	(98,501)
Balance at Dec. 31, 2023			[1]		[1]	$ 16	[1]	$ (500)		169,129	6,656	(314,235)	6,100	53,960	(78,874)
Balance, shares at Dec. 31, 2023	[1]					4,464
Balance, shares at Dec. 31, 2023	[1]							(2)
Foreign currency translation adjustment			[1]		[1]		[1]						908	2,227	3,135
Changes in post-employment and termination benefits			[1]		[1]		[1]						(446)	(296)	(742)
Net loss			[1]		[1]		[1]					(46,895)		(22,110)	(69,005)
Effects of rounding fractional shares into whole shares upon Reverse Share Split			[1]		[1]		[1]
Effects of rounding fractional shares into whole shares upon Reverse Stock Split, shares	[1]					96
Balance at Dec. 31, 2024			[1]		[1]	$ 16	[1]	$ (500)		169,129	6,656	(361,130)	6,562	33,781	$ (145,486)
Balance, shares at Dec. 31, 2024	[1]					4,560
Balance, shares at Dec. 31, 2024								(2)	[1]						2
Issuance of ordinary shares		$ 68,678	[1]	$ 5	[1]		[1]			271,756					$ 340,439
Issuance of ordinary shares, shares	[1]	19,077,131		1,334
Exercises of warrants		$ 1,716	[1]		[1]		[1]			(1,716)
Exercise of warrants, shares		476,750
Foreign currency translation adjustment			[1]		[1]		[1]						(7,069)	(1,118)	(8,187)
Changes in post-employment and termination benefits			[1]		[1]		[1]						477	317	794
Net loss			[1]		[1]		[1]					(3,614)		(26,460)	(30,074)
Effects of rounding fractional shares into whole shares upon Reverse Share Split		$ 9	[1]		[1]		[1]			(9)
Effects of rounding fractional shares into whole shares upon Reverse Stock Split, shares		2,382
Re-designation of authorized ordinary shares		$ 16	[1]			$ (16)	[1]
Re-designation of authorized ordinary shares, shares	[1]	4,560				(4,560)
Deemed dividend attributable to down round feature of warrants			[1]		[1]		[1]			6,251		(6,251)
Balance at Dec. 31, 2025		$ 70,419	[1]	$ 5	[1]		[1]	$ (500)		$ 445,411	$ 6,656	$ (370,995)	$ (30)	$ 6,520	$ 157,486
Balance, shares at Dec. 31, 2025	[1]	19,560,823		1,334
Balance, shares at Dec. 31, 2025								(2)	[1]						2

[1]	Retrospectively restated for the effect of the Reverse Share Split